CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($) $ in Thousands	Total	APIC	Accumulated Deficit	Noncontrolling Interest	Common Class A Common Stock	Common Class B Common Stock
Balance, at beginning of period (in shares) at Dec. 31, 2022					52,727	205,055
Balance, at beginning of period at Dec. 31, 2022	$ 5,595	$ 2,625	$ (344)	$ 3,314	$ 0	$ 0
Stock-based compensation	706	706
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)					1,638
Warrants exercised (in shares)					1,287
Warrants exercised	122	122
Stock options exercised (in shares)					143
Stock options exercised	29	29
Conversion of Class B shares to Class A common stock (in shares)					7,455	(7,455)
Conversion of Class B to Class A Common Stock	0	145		(145)
Acquisition and redemption of warrants, including expenses and related items	(3,540)	(3,540)
Additional paid-in capital related to tax receivable agreement	250	250
Distributions to holders of LLC Units	(1,737)			(1,737)
Net loss	(6,844)		(2,194)	(4,650)
Noncontrolling interest rebalancing	0	2,744		(2,744)
Balance, at end of period (in shares) at Dec. 31, 2023					63,250	197,600
Balance, at end of period at Dec. 31, 2023	(5,419)	3,081	(2,538)	(5,962)	$ 0	$ 0
Stock-based compensation	811	811
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)					3,547
Warrants exercised (in shares)					711
Warrants exercised	215	215
Stock options exercised (in shares)					228
Stock options exercised	92	92
Issuance of stock in lieu of cash bonus, net of tax withholdings ( in shares )					1,267
Issuance of stock in lieu of cash bonus, net of tax withholdings	912	912
Net loss	(13,338)		(4,055)	(9,283)
Noncontrolling interest rebalancing	0	(1,615)		1,615
Balance, at end of period (in shares) at Sep. 30, 2024					69,003	197,600
Balance, at end of period at Sep. 30, 2024	(16,727)	3,496	(6,593)	(13,630)	$ 0	$ 0
Balance, at beginning of period (in shares) at Dec. 31, 2023					63,250	197,600
Balance, at beginning of period at Dec. 31, 2023	(5,419)	3,081	(2,538)	(5,962)	$ 0	$ 0
Stock-based compensation	1,552	1,552
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)					3,776
Issuance related to vesting of restricted stock units, net of tax withholdings	(327)	(327)
Warrants exercised (in shares)					711
Warrants exercised	215	215
Stock options exercised (in shares)					228
Stock options exercised	92	92
Issuance of stock in lieu of cash bonus, net of tax withholdings ( in shares )					1,267
Issuance of stock in lieu of cash bonus, net of tax withholdings	906	906
Commitment shares issued in connection with th equity reserve facility ( in shares )					1,141
Commitment shares issued in connection with the Equity Reserve Facility	150	150
Issuance pursuant tothe Equity Reserve Facility, net of issuance costs ( in shares )					28,727
Issuance pursuant to the Equity Reserve Facility	3,008	3,008
Net loss	(19,907)		(6,236)	(13,671)
Noncontrolling interest rebalancing	0	(4,891)		4,891
Balance, at end of period (in shares) at Dec. 31, 2024					99,100	197,600
Balance, at end of period at Dec. 31, 2024	(19,730)	3,786	(8,774)	(14,742)	$ 0	$ 0
Balance, at beginning of period (in shares) at Jun. 30, 2024					68,880	197,600
Balance, at beginning of period at Jun. 30, 2024	(10,509)	3,459	(3,903)	(10,065)	$ 0	$ 0
Stock-based compensation	149	149
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)					54
Stock options exercised (in shares)					69
Stock options exercised	10	10
Net loss	(6,377)		(2,690)	(3,687)
Noncontrolling interest rebalancing	0	(122)		122
Balance, at end of period (in shares) at Sep. 30, 2024					69,003	197,600
Balance, at end of period at Sep. 30, 2024	(16,727)	3,496	(6,593)	(13,630)	$ 0	$ 0
Balance, at beginning of period (in shares) at Dec. 31, 2024					99,100	197,600
Balance, at beginning of period at Dec. 31, 2024	(19,730)	3,786	(8,774)	(14,742)	$ 0	$ 0
Stock-based compensation	1,079	1,079
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)					3,138
Conversion of Class B shares to Class A common stock (in shares)					23,500	(23,500)
Conversion of Class B to Class A Common Stock	0	(1,782)		1,782	$ 0	$ 0
Issuance pursuant tothe Equity Reserve Facility, net of issuance costs ( in shares )					177,443
Issuance pursuant to the Equity Reserve Facility	5,872	5,872			$ 0
Net loss	(15,136)		(7,284)	(7,852)
Noncontrolling interest rebalancing	0	(15,286)		15,286
Balance, at end of period (in shares) at Sep. 30, 2025					303,181	174,100
Balance, at end of period at Sep. 30, 2025	(6,695)	14,889	(16,058)	(5,526)	$ 0	$ 0
Balance, at beginning of period (in shares) at Jun. 30, 2025					219,442	189,964
Balance, at beginning of period at Jun. 30, 2025	(24,581)	2,798	(13,378)	(14,001)	$ 0	$ 0
Stock-based compensation	374	374
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)					602
Conversion of Class B shares to Class A common stock (in shares)					15,864	(15,864)
Conversion of Class B to Class A Common Stock	0	(1,169)		1,169	$ 0	$ 0
Issuance pursuant tothe Equity Reserve Facility, net of issuance costs ( in shares )					67,273
Issuance pursuant to the Equity Reserve Facility	1,292	1,292			$ 0
Net loss	(5,000)		(2,680)	(2,320)
Noncontrolling interest rebalancing	0	(9,626)		9,626
Balance, at end of period (in shares) at Sep. 30, 2025					303,181	174,100
Balance, at end of period at Sep. 30, 2025	$ (6,695)	$ 14,889	$ (16,058)	$ (5,526)	$ 0	$ 0